General information	12 Months Ended
Dec. 31, 2024
General information [Abstract]
General information
Note 1 – General information

DHT Holdings, Inc. (“DHT” or the “the parent company”) is a company incorporated under the laws of the Marshall Islands whose shares are listed on the New York Stock Exchange. The Company’s principal executive office is located at Clarendon House, 2 Church Street, Hamilton HM 11, Bermuda.

The Company has 35 subsidiaries, of which 31 are wholly owned. Of the wholly owned subsidiaries, 21 are Marshall Island companies, seven are Cayman Islands companies, two are Singaporean companies and one is a Norwegian company. 17 Marshall Islands subsidiaries and seven Cayman Islands subsidiaries are vessel-owning companies (the “vessel subsidiaries”). The primary activity of each of the vessel subsidiaries is the ownership and operation of a vessel. Additionally, four Marshall Islands subsidiaries are related to newbuilding contracts. The Company also has a Monegasque company, in which the Company has a 99% ownership interest, a Singaporean company, in which the Company has a 53% ownership interest and its 100% subsidiaries, a Singaporean company and an Indian company, in each of which the Company indirectly has a 53% ownership interest.

Our principal activity is the ownership and operation of a fleet of crude oil carriers. As of December 31, 2024 our fleet consisted of 24 very large crude carriers, or “VLCCs,” which are tankers ranging in size from 270,000 to 320,000 deadweight tons, or “dwt.” Our fleet principally operates on international routes and has a combined carrying capacity of 7,479,177 dwt.

With regards to amounts in the financial statements, these are shown in USD thousands.